Financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities
Financial assets and liabilities

7.Financial assets and liabilities

Accounting policy

The Company initially measures a financial asset at its fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs, except those measured at amortized cost maintained within a business model with the objective to obtain contractual cash flows that meet the criteria of principal and interest only.

Debt financial instruments are subsequently measured at fair value through profit or loss, amortized cost or fair value through other comprehensive income.

The classification is based on two criteria: (i) the Company’s business model for managing assets; and (ii) whether the contractual cash flows of the instruments represent only payments of principal and interest on the principal amount outstanding.

The Company recognizes its financial assets at amortized cost for financial assets that are maintained within a business model in order to obtain contractual cash flows that meet the “Principal and Interest” criteria. This category includes trade receivables, cash and cash equivalents, receivables from related parties, other financial assets and dividends and interest on capital receivable.

No remeasurement of financial assets was carried out.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

Financial liabilities are classified as measured at amortized cost or at fair value through profit or loss. A financial liability is classified as at fair value through profit or loss if it is classified as held-for-sale, it is a derivative or it is designated as such on initial recognition. Financial liabilities at fair value through profit or loss are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when its terms are modified, and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. Any gain or loss on derecognition is also recognized in profit or loss.

The carrying amount of financial assets and financial liabilities are as follows:

		December 31, 2020	December 31, 2019
	Note
Assets
Fair value through profit or loss
Cash and cash equivalents	7.1	2,155,446	3,279,170
Marketable securities	7.2	3,669,109	3,115,503
Other financial assets		69,126	151,763
Derivate financial instruments	7.9	8,140,700	3,824,410
		14,034,381	10,370,846
Amortized cost
Cash and cash equivalents	7.1	11,487,472	5,193,104
Trade receivables	7.3	2,033,441	1,814,394
Receivables from related parties	7.4	929,690	173,341
Sector financial assets	15	241,749	—
Dividend receivable		80,755	23,252
		14,773,107	7,204,091
Total assets		28,807,488	17,574,937
Liabilities
Amortized cost
Loans, borrowings and debentures	7.5	(23,393,880)	(12,682,049)
Leases	7.6	(3,001,847)	(4,594,888)
Trade payables	7.7	(2,630,054)	(2,190,264)
Other financial liabilities		(594,188)	(543,879)
Payables to related parties	7.4	(307,080)	(392,458)
Railroad concession payable	14	(1,154,919)	—
Preferred shareholders payable in subsidiaries	7.8	(387,044)	(611,537)
Dividends payable		(1,413,222)	(214,104)
Sector financial liabilities	15	(565,911)	—
Tax installments - REFIS	16	(202,377)	(213,360)
		(33,650,522)	(21,442,539)
Fair value through profit or loss
Loans, borrowings and debentures	7.5	(18,855,580)	(16,370,166)
Consideration payable		(224,787)	(184,370)
Derivative financial instruments	7.9	(446,061)	(81,051)
		(19,526,428)	(16,635,587)
Total liabilities		(53,176,950)	(38,078,126)

7.1.          Cash and cash equivalents

Accounting policy

Cash and cash equivalents comprise cash balances, call deposits and highly liquid short-term investments with maturities of three months or less from the acquisition date that are subject to an insignificant risk of change in their fair value.

	December 31, 2020	December 31, 2019

Cash and bank accounts	4,134,074	363,084
Savings account	986,379	885,740
Financial investments	8,522,465	7,223,450
	13,642,918	8,472,274

Financial investments include the following:

	December 31, 2020	December 31, 2019

Investment fund
Repurchase agreements	1,672,688	2,799,706
Bank certificate of deposits	475,213	479,464
Other	7,545	—
	2,155,446	3,279,170
Bank investments
Repurchase agreements	1,293,833	1,400,735
Bank certificate of deposits	5,015,244	2,340,125
Other	57,942	203,420
	6,367,019	3,944,280
	8,522,465	7,223,450

Repurchase agreements refer to the purchase of securities, with a commitment to repurchase them at a rate previously established by the parties, usually with a fixed term of up to 90 days, for which there are no penalties or other restrictions for their early redemption.

Bank deposit certificates (Certificado de Depósito Bancário), or “CDB,” are securities issued by Brazilian financial institutions, with original maturities of up to 90 days, without penalties or other restrictions for their early redemption.

The onshore financial investments are remunerated at rates around 97% of the interbank deposit certificate (Certificados de Depósitos Interbancários), or “CDI,” in 2020 (100% of CDI in 2019) and offshore financial investments are remunerated at rates around 100% of Fed Funds. The sensitivity analysis on interest rate risks is presented in Note 7.11.

7.2.          Marketable securities and restricted cash

Accounting policy

Marketable securities are measured and classified at fair value through profit or loss. The securities include all equity securities with a readily determinable fair value. Fair values for equity securities are deemed readily determinable if the securities are listed or if a current market value or fair value is available even without a direct listing (e.g. prices for shares in investment funds).

Restricted cash are measured and classified at amortized cost, both of them with the average maturity of government bonds between two and five years, however they can be promptly redeemed and are subject to an insignificant risk of change in value.

	December 31, 2020	December 31, 2019

Marketable securities
Government security(i)	3,543,886	2,719,630
CDB	116,963	125,413
Repurchase agreements	8,260	270,460
	3,669,109	3,115,503
Restricted cash
Investments linked to loans	—	86,681
Securities pledged as collateral	34,562	61,229
	34,562	147,910

(i)      Government securities have stated interest connected to Special System for Settlement and Custody (Sistema Especial de Liquidação e de Custódia), or “Selic,” and maturities between two and five years  with daily liquidity.

7.3.          Trade receivables

Accounting policy

Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Company holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

To measure the expected credit losses, trade receivables have been grouped based on credit risk characteristics and days overdue. A loss allowance for expected credit losses is recognized in selling expense.

Expected loss rates are based on corresponding historical credit losses suffered in the period. Historical loss rates may be adjusted to reflect current and forward-looking information regarding macroeconomic factors that affect the customers’ ability to settle the receivables. The Company identified the interest rate implied in the agreement as the most relevant factor, and consequently adjusts historical loss rates based on the expected changes in this factor.

	December 31, 2020	December 31, 2019

Domestic – Brazilian reais	1,432,805	1,251,828
Export – foreign currency	68,867	60,401
Unbilled receivables(i)	667,793	622,572
	2,169,465	1,934,801

Expected credit losses(ii)	(136,024)	(120,407)
	2,033,441	1,814,394

Current	2,007,140	1,786,095
Non-current	26,301	28,299
	2,033,441	1,814,394

(i)      Accrued unbilled revenue based on estimated amounts of natural gas and electricity delivered but not yet billed to customers. See accounting policy in Note 21.

(ii)    Of the total recognized, the amount of R$14,000 was added by revising the expected loss as a consequence of COVID-19 pandemic, as detailed in Note 2.1.

The aging of trade receivables is as follows:

	December 31, 2020	December 31, 2019

Not overdue	1,814,202	1,552,912
Overdue:
From 1 to 30 days	166,467	175,112
From 31 to 60 days	23,169	32,925
From 61 to 90 days	14,156	36,337
More than 90 days	151,471	137,515
Expected credit losses	(136,024)	(120,407)
	2,033,441	1,814,394

Changes in the expected credit losses are as follows:

At January 1, 2019	(125,584)
Provision / reversal	(32,041)
Write-off	37,218
At December 31, 2019	(120,407)
Provision / reversal	(39,187)
Write-off	23,570
At December 31, 2020	(136,024)

7.4.          Related parties

Accounting policy

Commercial, financial and corporate operations involving related parties are carried out as established in the agreements and are made at regular market prices. The outstanding balances at period-end are not guaranteed nor are they subject to interest, and they are settled in cash. There were no guarantees given or received regarding any accounts receivable or payable involving related parties. On December 31, 2020, there was no impairment of receivables, as no evidence of impairment was identified related to amounts owed by related parties.

a)      Summary of balances with related parties

	December 31, 2020	December 31, 2019

Current assets
Corporate / agreement operations
Raízen Energia(i)	73,913	50,296
Aguassanta Participações S.A.	837	444
Raízen Combustíveis(i)	11,171	7,588
Other	17,171	291
	103,092	58,619
Financial operations
Aguassanta Participações S.A.(ii)	576,957	—
	576,957	—
Total current assets	680,049	58,619
Non-current assets
Corporate / agreement operations
Raízen Combustíveis(i)	45,895	36,410
Other	48,571	—
	94,466	36,410
Preferred shares
Raízen Energia(i)	155,175	78,304
Janus Brasil Participações S.A.	—	8
	155,175	78,312
Total non-current assets	249,641	114,722
Total assets	929,690	173,341
Current liabilities
Corporate / agreement operations
Raízen Energia(i)	146,722	262,612
Raízen Combustíveis(i)	154,366	127,773
Other	1,158	2,073
	302,246	392,458
Financial operations
Raízen Energia	4,834	—
	4,834	—
Total liabilities	307,080	392,458

(i)

Current and non-current assets receivable from Raízen Energia and Raízen Combustíveis are, primarily, tax credits which will be reimbursed to the Company when realized. The preferred shares are used to Raízen reimburse Cosan, with preferential dividends, when the net operating loss is consumed in Raízen. Current liabilities represent reimburse to Raízen Energia and Raízen Combustíveis related to expenses regarding legal disputes and other liabilities, generated before the formation of joint ventures, which are responsibility of Cosan S.A.

(ii)	On December 11, 2020, the Company disposal 13,021,744 shares that were held in treasury to Aguassanta Investimentos S.A. (“Aguassanta”) paid on January 8, 2021.

b)      Related party transactions

	December 31, 2020	December 31, 2019	December 31, 2018

Revenue
Raízen International Universal Corporation	5,143	—	—
Raízen Energia	483,934	298,980	304,648
Raízen Combustíveis	186,359	221,369	188,895
Other	268	7,010	15,117
	675,704	527,359	508,660
Purchase of goods / inputs / services
Raízen Energia	(6,160)	(7,010)	(3,672)
Raízen Combustíveis	(1,130,531)	(1,240,781)	(1,205,231)
Other	(939)	—	—
	(1,137,630)	(1,247,791)	(1,208,903)
Shared expense
Raízen Energia	(81,018)	(71,978)	(73,105)
	(81,018)	(71,978)	(73,105)
Financial result
Usina Santa Luiza S.A.	—	(41)	(241)
Raízen Energia	4	—	4,100
Raízen Combustíveis	6,341	5,729	—
Other	47	(5)	2,879
	6,392	5,683	6,738
Total	(536,552)	(786,727)	(766,610)

c)      Officers’ and directors’ compensation

The Company has a compensation policy approved by the Board of Directors. Compensation of the Company’s key management personnel includes salaries, contributions to a post-employment defined benefit plan and share-based payment. We present below the consolidated balance on December 31, 2020, as follows:

	December 31, 2020	December 31, 2019	December 31, 2018

Short-term benefits to officers and directors	102,250	88,440	86,810
Share-based payment transactions	15,441	16,823	11,423
Post-employment benefits	1,045	728	2,216
	118,736	105,991	100,449

7.5.          Loans, borrowings and debentures

Accounting policy

Borrowings are initially recognized at fair value, net of transaction costs. Borrowings are subsequently measured at amortized cost.

Borrowings are derecognized when the obligation specified in the contract is discharged, canceled or expires. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting exercise.

Financial guarantee contracts issued by the Business are initially measured at their fair values and, if not designated as at fair value through profit or loss, are subsequently measured at the higher of:

  the amount of the obligation under the contract; and
  the amount initially recognized less, where appropriate, cumulative amortization recognized in accordance with the revenue recognition policies.

The terms and conditions of outstanding loans are as follows:

		Annual interest rate	December 31, 2020	December 31, 2019

Description	Index				Maturity	Objective
Secured
BNDES	TJLP	5.09%	—	1,667	Jun-2023	Investment
	URTJLP	6.63%	3,321,839	2,213,704	Dec-2029	Investment
	Fixed	5.61%	647,435	834,039	Jan-2025	Investment
	TJ462 + 1.80%	7.89%	—	144,573	Oct-2020	Investment
	TJLP + 2.00%	7.09%	—	83,174	Jun-2023	Investment
	Selic + 1.80%	5.52%	—	73,540	Oct-2020	Investment
	Selic	3.52%	—	1,118	Sep-2020	Investment
	Selic + 1.96%	5.68%	—	52,031	Jun-2023	Investment
	IPCA	7.46%	796	1,528	Nov-2021	Investment
	URTJLP	10.34%	396	4,952	Mar-2022	Investment
	Fixed	3.50%	1,077	1,426	Jan-2024	Investment
	IPCA + 3.25%	7.75%	807,438	—	Apr-2029	Investment
	IPCA + 4.10%	8.64%	175,374	—	Apr-2029	Investment
Export credit agreement	Euribor + 0.58%	0.58%	104,108	79,528	Sep-2026	Investment
European investment bank	U.S.$ + 3.88%	3.88%	—	31,770	Jun-2020	Investment
	U.S.$ + 2.94%	2.94%	—	29,081	Sep-2020	Investment
	U.S.$ + Libor 6-month + 0.54%	0.80%	30,817	71,129	May-2021	Investment
	U.S.$ + Libor 6-month + 0.61%	0.89%	57,813	89,336	Sep-2021	Investment
			5,147,093	3,712,596

Unsecured
Foreign loans	GBP + Libor 6-month + 1.50%	1.68%	143,039	150,253	Jul-2021	Acquisition
	GBP | Fixed	1.40%	35,556	—	Nov-2022	Acquisition
	GBP + Libor 6-month + 1.10%	1.21%	142,091	106,643	Dec-2021	Acquisition
	GBP + Libor 6-month + 1.50%	1.53%	248,666	186,604	Dec-2022	Acquisition
	EUR | Fixed	1.16%	2,095	3,561	Sep-2022	Investment
Export credit notes	CDI + 1.03%	3.12%	82,185	—	Feb-2023	Investment
	CDI + 0.80%	2.72%	505,061	512,078	Dec-2023	Investment
	CDI + 3.05%	5.01%	208,464	—	Mar-2021	Investment
	CDI + 3.15%	5.11%	468,516	—	Mar-2021	Investment
Resolution 4,131	U.S.$ + Libor	2.90%	—	81,107	Feb-2020	Working capital
	U.S.$	4.79%	—	20,688	Oct-2020	Working capital
	U.S.$ | Fixed	1.60%	483,625	217,537	Nov-2022	Working capital
	CDI	4.60%	206,908	—	Apr-2021	Working capital
	U.S.$ + 3.67%	3.67%	415,232	313,493	May-2023	Investment
	U.S.$ + 1.59%	1.59%	388,912	—	Apr-2021	Investment
Banking credit certificates	IPCA + 0.81%	5.31%	239,068	—	Jan-2048	Working capital
Perpetual Notes	U.S.$	8.25%	2,631,100	2,040,752	Nov-2040	Acquisition
Senior Notes Due 2023	U.S.$ | Fixed	5.00%	569,466	438,985	Mar-2023	Acquisition
Senior Notes Due 2024	U.S.$ | Fixed	7.38%	4,514,289	3,318,895	Feb-2024	Acquisition
Senior Notes Due 2024	U.S.$ | Fixed	5.95%	1,232,844	903,636	Sep-2024	Acquisition
Senior Notes Due 2025	U.S.$ | Fixed	5.88%	3,067,359	2,182,089	Jan-2025	Acquisition
Senior Notes Due 2027	U.S.$ | Fixed	7.00%	4,379,812	3,234,648	Jan-2027	Acquisition
Senior Notes Due 2028	U.S.$ | Fixed	5.25%	2,640,840	—	Jan-2028	Acquisition
Senior Notes Due 2029	U.S.$ | Fixed	5.50%	3,932,483	3,071,052	Sep-2029	Acquisition
Prepayment	Libor 3-month + 3.50%	3.75%	27,129	—	Mar-2021	Working capital
	Libor 3-month + 1.00%	1.21%	104,318	80,931	Nov-2021	Working capital
	Libor 12-month + 0.76%	2.72%	—	40,474	Oct-2020	Working capital
Bank overdrafts	125% of CDI	5.53%	4,318	740	Feb-2021	Working capital
Debentures	106% of CDI	2.94%	—	1,727,459	Feb-2021	Working capital
	IPCA +4.68%	9.24%	595,847	570,098	Feb-2026	Investment
	IPCA +4.50%	9.06%	739,202	668,034	Feb-2029	Investment
	IPCA +5.57%	7.29%	—	108,133	Sep-2020	Investment
	CDI + 2.65%	4.60%	1,740,551	—	Aug-2025	Investment
	IPCA + 6.80%	11.46%	803,745	—	Apr-2030	Investment
	IPCA + 3.90%	8.43%	1,025,777	895,249	Oct-2029	Investment
	IPCA + 4.00%	8.53%	255,501	219,466	Oct-2029	Investment
	IPCA + 7.14%	9.40%	—	318,412	Dec-2020	Investment
	IPCA + 7.48%	12.17%	299,524	286,271	Dec-2022	Investment
	IPCA + 7.36%	12.04%	97,956	94,367	Dec-2025	Investment
	IPCA + 5.87%	10.49%	890,658	859,996	Dec-2023	Investment
	IPCA + 4.33%	8.88%	452,457	431,817	Oct-2024	Investment
	IGPM + 6.10%	31.46%	298,706	240,900	May-2028	Investment
	CDI + 0.50%	2.41%	2,007,848	2,015,251	Oct-2022	Investment

Working capital	CDI + 2.75%	4.70%	100,045	—	Jun-2022	Working capital
Promissory notes	CDI + 3.00%	4.96%	601,058	—	Apr-2021	Investment
	CDI + 3.40%	5.36%	520,116	—	Apr-2021	Investment
			37,102,367	25,339,619
Total			42,249,460	29,052,215
Current			4,929,069	3,518,225
Non-current			37,320,391	25,533,990

The Company used the annual average rate of the CDI of 1.90% and Long-term Interest Rate (Taxa de Juros de Longo Prazo), or “TJLP,” of 4.55%.

Non-current borrowings are scheduled to fall due as follows:

	December 31, 2020	December 31, 2019

13 to 24 months	3,759,874	1,813,849
25 to 36 months	3,667,857	3,240,861
37 to 48 months	7,480,137	2,294,198
49 to 60 months	4,298,007	5,032,388
61 to 72 months	640,000	2,520,671
73 to 84 months	5,427,729	456,983
85 to 96 months	4,023,694	3,821,149
Thereafter	8,023,093	6,353,891
	37,320,391	25,533,990

The carrying amounts of loans, borrowings and debentures are denominated in the following currencies:

	December 31, 2020	December 31, 2019

Brazilian reais	17,022,405	12,360,023
U.S. dollar	24,551,500	16,165,603
British pound	569,352	443,500
Euro	106,203	83,089
	42,249,460	29,052,215

All debts denominated in U.S. dollar have currency risk protection through derivative financial instruments (Note 7.9), except for perpetual notes.

Below are the movements in loans, borrowings and debentures occurred for the year ended December 31, 2020:

At January 1, 2019	22,574,313
Proceeds	9,352,123
Repayment of principal	(4,422,026)
Payment of interest	(1,384,184)
Interest, exchange rate and fair value	2,931,989
At December 31, 2019	29,052,215
Proceeds	10,336,257
Repayment of principal	(3,397,060)
Payment of interest	(1,782,976)
Interest, exchange rate and fair value	8,041,024
At December 31, 2020	42,249,460

a)      Guarantees

Some financing agreements with the Brazilian National Economic and Social Development Bank (Banco Nacional de Desenvolvimento Econômico e Social), or “BNDES,” intended for investments, are also guaranteed, according to each agreement, by bank guarantees with an average cost of 1.04% p.a. or by real guarantees (assets) and escrow account. On December 31, 2020, the balance of bank guarantees contracted was R$3,687,323 (R$1,920,185 as of December 31, 2019).

Financing agreements with the European Investment Bank (“EIB”) intended for investments, are also guaranteed, according to each agreement, by bank guarantees with an average cost of 1.47% p.a. On December 31, 2020, the balance of bank guarantees contracted was R$133,000 (R$213,715 as of December 31, 2019).

To calculate the average rates, the annual average CDI of 2.78% (5.94% as of December 31, 2019) and TJLP of 4.87% (5.57% as of December 31, 2019) were considered on an annual basis.

b)     Available credit line

As of December 31, 2020, the subsidiary Rumo had available credit lines from BNDES, which were not used, in the total amount of R$487,378 (R$1,946,195 on December 31, 2019).

On December 31, 2020, the subsidiary Cosan S.A. had available credit lines from financial institutions with AA rating, which were not used, in the total amount of R$250,000 (R$501,000 on December 31, 2019).

The use of these credit lines is subject to certain contractual conditions.

c)      Covenants

Under the terms of the major borrowing facilities, the Company is required to comply with the following financial covenants:

Debt	Triggers	Ratios
BNDES - Comgás	Net debt(i)/EBITDA(ii) cannot exceed 4.00	1.69
Resolution 4,131
Promissory note
Debentures of 5th to 8th issues – Comgás
Debenture of 4th issue – Comgás
	Short-term indebtedness/Total indebtedness(iii) cannot exceed 0.6	0.26
Senior Notes Due 2027 – Cosan S.A.	Net debt pro forma(iv)/EBITDA pro forma(ii) | (iv) not higher than or equal to 3.5	2.55
Senior Notes Due 2024 – Cosan Limited		3.08
Senior Notes Due 2029 – Cosan Limited
Senior Notes Due 2024 – Rumo	Net debt(i)/EBITDA(ii) not higher than or equal to 3.3	1.96
Senior Notes Due 2025 – Rumo
BNDES – Rumo	EBITDA(ii)/Consolidated financial result(v) higher or equal to 2.0	4.78

(i)	Net debt consists of current and non-current debt, net of cash and cash equivalents and marketable securities recorded in these consolidated financial statements. Net debt is a non-GAAP measure.
(ii)	Corresponds to the accumulated EBITDA of the last twelve months.
(iii)	Indebtedness means the sum of current and noncurrent loans, financing and debentures, leases and current and noncurrent derivative financial instruments.
(iv)	Net debt and EBITDA pro forma, including joint ventures financial information. Net debt and EBITDA pro forma are a non-GAAP measure
(v)	The consolidated financial result of the debt is represented by the cost of the consolidated net debt.
For the other loans, borrowings and debentures of the Company there are no debt financial covenants.

On December 31, 2020, the Company was in compliance with all debt financial covenants.

The terms of loans included cross-default provisions.

d)     Fair value and exposure to financial risk

The fair value of the loans and debentures is based on the discounted cash flow using its implicit discount rate. They are classified as a level 2 fair value in the hierarchy (Note 7.10) due to the use of unobservable data, including own credit risk.

The details of the Company’s exposure to risks arising from loans are shown in Note 7.11.

7.6.          Leases

Accounting policy

The Company has adopted IFRS 16 Leases using the modified retrospective approach from January 1, 2019, but has not presented restated 2018 figures for comparative purposes, as permitted under the specific transition provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening of financial position on January 1, 2019.

At the beginning or in the modification of a contract, the Company assesses whether a contract is or contains a lease.

The lease liability is initially measured at the present value of lease payments that are not made on the start date, discounted at the interest rate implicit in the lease or, if that rate cannot be determined immediately, by the Company’s incremental loan rate. The Company generally uses its incremental loan rate as a discount rate. At December 31, 2020, the lessee’s incremental borrowing rate applied to the lease liabilities follows a range from 10.90% to 14.20% per year.

Assets and liabilities arising from a lease are initially measured on a present value basis. The lease payments included in the measurement of the lease liability comprise the following:

  fixed payments, including fixed payments in essence;
  variable lease payments that depend on index or rate, initially measured using the index or rate on the start date;
  amounts expected to be paid by the lessee, in accordance with the residual value guarantees; and
  the exercise price of the call option if the lessee is reasonably certain to exercise that option, and payment of fines for terminating the lease, if the lease term reflects the lessee exercising the option to terminate the lease.

To determine the incremental borrowing rate, the Company:

  where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received;
  uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Company, which does not have recent third part financing; and
  makes adjustments specific to the lease, e.g. term, country, currency and security.

The Company is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets comprise IT equipment and small items of office furniture.

In determining the lease term, the Company considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

For leases of warehouses, retail stores and equipment, the following factors are normally the most relevant:

•	If there are significant penalties to terminate (or not extend), the group is typically reasonably certain to extend (or not terminate).
•	If any leasehold improvements are expected to have a significant remaining value, the Company is typically reasonably certain to extend (or not terminate).
•	Otherwise, the Company considers other factors including historical lease durations and the costs and business disruption required to replace the leased asset.

Most extension options in offices and vehicles leases have not been included in the lease liability, because the Company could replace the assets without significant cost or business disruption.

Subsequent valuation of the lease liability is at amortized cost, using the effective interest method. It is remeasured when there is a change in future lease payments resulting from a change in index or rate, if there is a change in the amounts that are expected to be paid according to the residual value guarantee, if the Company changes its valuation, an option will be exercised purchase, extension or termination or if there is an essentially fixed revised lease payment.

When the lease liability is remeasured in this way, an adjustment corresponding to the carrying amount of the right-of-use asset is made or is recorded in the income statement if the carrying amount of the right-of-use asset has been reduced to zero.

The balance sheet shows the following amounts relating to lease liabilities:

At January 1, 2019	2,023,309
Additions	2,777,275
Interest	512,964
Transfer between liabilities(i)	(117,428)
Repayment of principal	(423,283)
Payment of interest	(249,325)
Monetary adjustment	71,376
At December 31, 2019	4,594,888
Additions	3,531,470
Interest	606,529
Transfer between liabilities(i)	(111,737)
Repayment of principal	(5,424,917)
Payment of interest	(500,922)
Monetary adjustment	306,536
At December 31, 2020	3,001,847
Current	531,410
Non-current	2,470,437

(i)      Transfer of railroad concession payable to lease (Note 14).

The lease agreements have varying expirations, with last due to expire in December 2058. The amounts are adjusted annually for inflation rates, as measured by the General Market Price Index (Índice Geral de Preços – Mercado, or “IGP-M,” or Extended National Consumer Price Index (Índice Nacional de Preços ao Consumidor Amplo), or “IPCA,” or may incur interest based on the TJLP or CDI and some contracts have renewal or purchase options that were considered in determining the classification as lease.

The Company does not face a significant liquidity risk with regard to its lease liabilities. Lease liabilities are monitored within the Company's treasury function.

In addition to the payment and appropriation of interest and exchange variation highlighted in the previous tables, the following impacts on income during the year ended December 31, 2020 were recorded for other lease agreements that were not included in the measurement of lease liabilities:

	December 31, 2020	December 31, 2019

Variable lease payments not included in the measurement of lease liabilities	24,045	10,691
Expenses relating to short-term leases	34,101	37,143
Expenses relating to leases of low-value assets excluding short-term leases of low-value assets	1,547	348
	59,693	48,182

7.7.          Trade payables

Accounting policy

The carrying amounts of trade payables are the same as their fair values, due to their short-term nature. Trade payables are generally paid within 30 days of recognition.

	December 31, 2020	December 31, 2019

Materials and service suppliers	1,675,553	1,356,978
Natural gas and transportation suppliers	780,141	815,798
Electricity and transportation suppliers	141,418	—
Fuels and lubricants suppliers	727	370
Other	32,215	17,118
	2,630,054	2,190,264

7.8.          Preferred shareholders payable in subsidiaries

Accounting policy

Financial liabilities are measured at amortized cost, taking into account the outstanding balance of the initial contribution, increased by interest on the principal, less dividends paid.

On June 27, 2014, the subsidiary Cosan S.A. performed a corporate reorganization and created the subsidiary Cosan Investimentos e Participações S.A. (“CIP”), to optimize its capital structure and improve its debt profile. A contribution of R$2,000,000 was received through two non-voting preferred shares - Fundo de Investimentos em Participações Multisetoriais Plus II (“FIP Multisetorial”) and Razac Fundo de Investimentos em Participações (“FIP Razac”). CIP received from Cosan a 50% interest in the joint ventures, Raízen Energia and Raízen Combustíveis, and the commitments contributed were debentures and working capital financing.

The shareholders’ agreement has exit clauses, in which the Company may repurchase these interests and for the reason was recorded a financial liability and amount of R$2,000,000 plus interest minus dividends from Joint Ventures considered as repayments.

The Company will be required to pay investors if they exercise the option to sell the investment in 2021.

Below the movement of the obligation with preferred shareholders:

At January 1, 2019	1,097,490
Dividend distribution	(535,832)
Monetary adjustment	49,879
At December 31, 2019	611,537
Dividend distribution	(240,786)
Monetary adjustment	16,293
At December 31, 2020	387,044

7.9.         Derivative financial instruments

Accounting policy

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Company designates certain derivatives as either:

  hedges of the fair value of recognized assets or liabilities or a firm commitment (fair value hedges); or
  hedges of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions (cash flow hedges).

At inception of the hedge relationship, the Company documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Company documents its risk management objective and strategy for undertaking its hedge transactions. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognized immediately in profit or loss and are included in other gains / (losses).

The fair values of derivative financial instruments designated in hedge relationships are disclosed below. The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be highly effective in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 60% to 140%.

The Company has a portfolio of energy contracts (purchase and sale) aimed at meeting energy supply and demand requirements. There is also a portfolio of contracts that comprises forward positions, generally of short term. For this portfolio there is no purchase commitment with a sale contract.

The Company has flexibility to manage the contracts in this portfolio in order to obtain gains due to variations in market prices, considering its risk policies and limits. Contracts in this portfolio may be settled in cash or in another financial instrument (for example: by entering into an offset contract with a counterparty; or “undoing its position” of the contract before its exercise or expiration; or shortly after the purchase, making a sale in order to generate profit from short-term fluctuations in the price or gain with resale margin.

These energy purchase and sale transactions are carried out in an active market and meet the definition of financial instruments due to the fact that they are settled in cash and are readily convertible into money. These contracts are accounted for as derivatives and are recognized in the statement of financial position at fair value at the date a derivative contract is entered into and are remeasured to fair value at the end of the reporting period.

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when the Company currently has a legally enforceable right to set off the recognized amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously. The legally enforceable rights must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the company or counterparty.

The fair value of these derivatives is estimated partly based on price quotations published in active markets, to the extent that such observable market data exist, and partly through the use of valuation techniques which consider: (i) prices established in recent purchase and sale transactions, (ii) risk margin in supply, and (iii) forecast market price in the availability period. Whenever the fair value on initial recognition for these contracts differs from the transaction price, a fair vale gain or fair value loss is recognized at the end of the reporting date.

The impact of the hedging instruments on the consolidated statement of financial position is, as follows:

	Notional		Fair value
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

Electricity derivatives
Commodity forwards(i)	1,354,967	—	(189,423)	—
Exchange rate derivatives
Forward agreements	1,656,489	1,542,535	(10,227)	(30,784)
Commodity forwards(ii)	13,422	—	(348)	—
	1,669,911	1,542,535	(10,575)	(30,784)
Interest rate and exchange rate risk
Swap agreements (shares)(iii)	600,000	—	79,950	—
Swap agreements (inflation and interest rate)(iv)	2,229,136	—	408,867	—
Swap agreements (interest rate)	3,399,997	2,633,796	755,355	692,642
Swap agreements (exchange and interest rate)	10,405,896	10,888,474	6,650,465	3,081,501
	16,635,029	13,522,270	7,894,637	3,774,143
Total financial instruments			7,694,639	3,743,359

Assets			8,140,700	3,824,410
Liabilities			(446,061)	(81,051)

(i)      Notional amounts in U.S. dollars are converted into Brazilian reais at the exchange rate at inception.

Derivatives are only used for economic hedging purposes and not as speculative investments.

Currently the Company has adopted the hedge accounting of fair value for some its operations. Both the hedging instruments and the hedged items are measured and recognized at fair value through profit or loss.

The values related to the items designated as hedging instruments were as follows:

				Accumulated fair value adjustment
		Book value
		December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	Notional
Loans, financing and debentures
Designated items
Debenture 3rd issue - 3rd series (Comgás)	—	—	(108,133)	575	(14,822)
Debenture 5th issue - single series (Comgás)	684,501	(890,658)	(859,996)	(22,040)	(90,110)
Debenture (Rumo)	1,129,136	(1,281,278)	(1,114,715)	(239,437)	(10,164)
Senior notes 2023 (Cosan Luxembourg)	519,670	(569,466)	(438,985)	(237,050)	(99,541)
Senior notes 2024 (Rumo Luxembourg)	2,405,595	(4,514,289)	(3,318,895)	(959,017)	(471,159)
Senior notes 2025 (Rumo Luxembourg)	1,740,550	(3,067,359)	(2,182,089)	(779,581)	(295,208)
Senior notes 2024 (Cosan Limited)	1,039,340	(1,232,844)	(903,636)	(18,357)	(865,908)
Debt	7,518,792	(11,555,894)	(8,926,449)	(2,254,907)	(1,846,912)
Derivative financial instruments
Hedge instruments
Debenture 3rd issue - 3rd series (Comgás)	—	—	24,842	862	5,510
Debenture 5th issue - single series (Comgás)	(684,501)	211,741	175,262	10,731	88,583
Debenture (Rumo)	(1,154,964)	176,693	—	183,595	—
Senior swaps note 2023 (Cosan Luxembourg)	(519,670)	392,899	418,340	(42,532)	128,357
Senior swaps note 2024 (Rumo Luxembourg)	(2,405,595)	2,118,028	989,022	1,021,045	340,265
Senior swaps note 2025 (Rumo Luxembourg)	(1,740,550)	1,341,379	479,481	825,015	201,679
Senior swaps note 2024 (Cosan Limited)	(1,039,340)	463,502	2,156,068	(78,913)	805,312
Derivative	(7,544,620)	4,704,242	4,243,015	1,919,803	1,569,706
Total	(25,828)	(6,851,652)	(4,683,434)	(335,104)	(277,206)

There is an economic relationship between the hedged item and the hedge instrument, since the terms of the interest rate and foreign exchange swap correspond to the terms of the fixed rate loan, that is, notional amount, term and payment. The Company established a 1:1 hedge ratio for hedge relationships, since the underlying risk of the interest rate and exchange rate swap is identical to the hedged risk component. To test the effectiveness of the hedge, the Company uses the discounted cash flow method and compares the changes in the fair value of the hedge instrument with the changes in the fair value of the hedged item attributable to the hedged risk.

7.10.         Recognized fair value measurements

Accounting policy

When the fair value of financial assets and liabilities cannot be derived from active markets, their fair value is determined using valuation techniques including the discounted cash flow model. The inputs to these models are taken from observable markets where possible, but when this is not feasible, a degree of judgment is required in determining fair values. Judgment is required in the determination of inputs such as liquidity risk, credit risk and volatility. Changes in these variables could affect the reported fair value of financial instruments.

The Company has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the Board.

The Company regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the treasury assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of Company’s policy, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Board. When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1: inputs represent unadjusted quoted prices for identical instruments exchanged in active markets.
•	Level 2: inputs include directly or indirectly observable inputs (other than Level 1inputs) such as quoted prices for similar financial instruments exchanged in active markets, quoted prices for identical or similar financial instruments exchanged in inactive markets and other market observable inputs. The fair value of the majority of the Company’s investments in securities, derivative contracts and bonds.
•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs). Management is required to use its own assumptions regarding unobservable inputs as there is little, if any, market activity in these instruments or related observable inputs that can be corroborated at the measurement date.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Specific valuation techniques used to value financial instruments include:

  the use of quoted market prices
  the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates. Estimated cash flows are discounted using a yield curve constructed from similar sources and which reflects the relevant benchmark interbank rate used by market participants for this purpose when pricing interest rate swaps. The fair value estimate is subject to a credit risk adjustment that reflects the credit risk of the Company and of the counterparty; this is calculated based on credit spreads derived from current credit default swap; and
  for other financial instruments we analyze discounted cash flow.

The market values of the Senior Notes are listed on the Luxembourg Stock Exchange (Note 7.5) is based on their quoted market price are as follows:

	Company	December 31, 2020	December 31, 2019
Senior notes 2023	Cosan Luxembourg S.A.	101.02%	101.46%
Senior notes 2024	Rumo Luxembourg S.à r.l.	104.17%	107.90%
Senior notes 2024	Cosan Limited	103.22%	105.18%
Senior notes 2025	Rumo Luxembourg S.à r.l.	105.96%	107.27%
Senior notes 2027	Cosan Luxembourg S.A.	108.20%	109.18%
Senior notes 2028	Rumo Luxembourg S.à r.l.	108.75%	—
Senior notes 2029	Cosan Limited	110.05%	104.48%
Perpetual notes	Cosan Luxembourg S.A.	102.88%	104.06%

All of the resulting fair value estimates are included in level 2 except for a contingent consideration payable where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk.

The carrying amounts and fair value of financial assets and financial liabilities are as follows:

		Carrying amount		Assets and liabilities measured at fair value
		December 31, 2020	December 31, 2019	December 31, 2020		December 31, 2019
	Note			Level 1	Level 2	Level 1	Level 2	Level 3
Assets
Investment funds	7.1	2,155,446	3,279,170	—	2,155,446	—	3,279,170	—
Marketable securities	7.2	3,669,109	3,115,503	—	3,669,109	—	3,115,503	—
Other financial assets		69,126	151,763	69,126	—	151,763	—	—
Derivate financial instruments	7.9	8,140,700	3,824,410	—	8,140,700	—	3,824,410	—
Total		14,034,381	10,370,846	69,126	13,965,255	151,763	10,219,083	—
Liabilities
Loans, borrowings and debentures	7.5	(18,855,580)	(16,370,166)	—	(18,855,580)	—	(16,370,166)	—
Consideration payable(i)		(224,787)	(184,370)	—	(224,787)	—	(158,251)	(26,119)
Derivative financial instruments	7.9	(446,061)	(81,051)	—	(446,061)	—	(81,051)	—
Total		(19,526,428)	(16,635,587)	—	(19,526,428)	—	(16,609,468)	(26,119)

(i)	In 2019, the consideration payable related to the contingent variable consideration payable of ExxonMobil’s was considered level 3, however the nature of the calculation has changed. In 2020, the Company reviewed the fair value hierarchy, and the contingent is now framed as level 2.

7.11.         Financial risk management

This note explains the Company’s exposure to financial risks and how these risks could affect the group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

Risk	Exposure arising from	Measurement	Management
Market risk – foreign exchange	(i) Future commercial transactions. (ii) Recognized financial assets and liabilities not denominated in Brazilian reais.	(i) Cash flow forecasting (ii) Sensitivity analysis	Foreign currency.
Market risk – interest rate	Cash and cash equivalents, marketable securities, loans, borrowings and debentures, leases and derivatives.	(i) Sensitivity analysis	Interest rate Swap.
Market risk - prices	(i) Future commercial transactions.	(i) Cash flow forecasting (ii) Sensitivity analysis	Future electric energy price (purchase and sale).
Credit risk	Cash and cash equivalents, marketable securities, restricted cash, trade receivables, derivatives, receivables from related parties and dividends.	(i) Aging analysis (ii) Credit ratings	Diversification of bank deposits, credit limits and letters of credit.
Liquidity risk	Loans, borrowings and debentures, trade payables, other financial liabilities, tax installments, leases, derivatives, payables to related parties and dividends.	(i) Rolling cash flow forecasts	Availability of committed credit lines and borrowing facilities.

The Company’s risk management is predominantly controlled by a central treasury department under policies approved by the Board of Directors. The Company’s Management identifies, evaluates and hedges financial risks in close co-operation with the Company’s operating units. The Board provides written principles for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

Where all relevant criteria are met, hedge accounting is applied to remove the accounting mismatch between the hedging instrument and the hedged item. This will effectively result in recognizing interest expense at a fixed interest rate for the hedged floating rate loans and inventory at the fixed foreign currency rate for the hedged purchases.

The Company may choose to formally designate new debt transactions involving hedging derivative financial instruments through swap between exchange variation and interest rates, as measured at fair value. The fair value option is intended to eliminate or reduce any inconsistency in measurement or recognition of certain liabilities, which would otherwise arise. Thus, both the swaps and the respective debts are measured at fair value and this option is irrevocable, and should be made only upon initial recording (“inception”) of the operation. Certain derivative instruments have not been linked to documented hedge structures. The Company opted to designate the protected liabilities (hedge objects) to be recorded at fair value through profit or loss. Considering that derivative instruments are always recorded at fair value through profit or loss, the accounting effects are the same that would be obtained through fair value hedge documentation.

The Company’s policy is to maintain capital base to promote the confidence of investors, creditors and the market, and to ensure the future development of the business. Management monitors that the return on capital is adequate for each of its businesses.

The usage of financial instruments in order to protect against these areas of volatility is determined through an analysis of the risk exposure that management intends to cover.

a)      Market risk

The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

The Company uses derivatives to manage market risks. All such transactions are carried out within the guidelines set by the risk management committee. Generally, the Company seeks to apply hedge accounting to manage volatility in profit or loss.

  Foreign exchange risk

Net exposure to the exchange rate variations on assets and liabilities denominated in U.S. dollar, British pound and Euro:

	December 31, 2020	December 31, 2019

Cash and cash equivalents	2,995,284	901,718
Trade receivables	24,619	22,771
Trade payables	(229,750)	(86,732)
Loans, borrowings and debentures	(25,227,055)	(16,245,131)
Leases	(99,217)	(65,348)
Contingent consideration	(224,787)	(184,370)
Derivative financial instruments	17,981,375	13,621,791
Foreign exchange exposure, net	(4,779,531)	(2,035,301)

The sensitivity of profit or loss to changes in the exchange rates arises mainly from U.S. dollar denominated financial instruments and the impact on other components of equity arises from foreign forward exchange contracts designated as cash flow hedges.

A reasonably possible strengthening (weakening) of the Brazilian reais to U.S. dollar and Euro at December 31, 2020 would have affected the measurement of financial instruments denominated in a foreign currency and affected equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases. Stressed scenarios (positive and negative effects, before tax effects) were defined based on changes of a 25% and 50% to the U.S. dollar and Euro exchange rate used in the probable scenario. The Company’s exposure to foreign currency changes for all other currencies is not material.

			Variation scenario
Instrument	Risk factor	Probable	25%	50%	(25)%	(50)%
Cash and cash equivalents	Currency fluctuation	(290,188)	886,269	2,062,728	(1,466,646)	(2,643,104)
Trade receivables	Currency fluctuation	15,860	13,437	11,014	18,284	20,706
Trade payables	Currency fluctuation	(162,557)	(121,918)	(81,278)	(203,196)	(243,836)
Derivative financial instruments	Currency fluctuation	1,781,477	5,366,505	9,335,649	(1,772,852)	(5,475,686)
Loans, borrowings and debentures	Currency fluctuation	1,669,049	(3,988,858)	(9,578,464)	7,190,352	12,779,956
Leases	Currency fluctuation	6,619	(16,530)	(39,680)	29,769	52,918
Contingent consideration	Currency fluctuation	(209,792)	(157,344)	(104,896)	(262,240)	(314,688)
Impacts on profit or loss		2,810,468	1,981,561	1,605,073	3,533,471	4,176,266

The probable scenario considers the estimated exchange rates, made by a specialized third part, at the due date of the transactions for the companies with functional currency Brazilian reais (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis (R$/U.S.$) and (R$/€)
	December 31, 2020	Scenario
		Probable	25%	50%	(25)%	(50)%
U.S.$	5.1967	4.8500	6.0625	7.2750	3.6375	2.4250
	€6.3779	5.9170	7.3963	8.8755	4.4378	2.9585

  Interest rate risk

The Company and its subsidiaries monitor the fluctuations in variable interest rates in connection with its borrowings and uses derivative instruments in order to minimize variable interest rate fluctuation risks.

A sensitivity analysis on the interest rates on loans and borrowings in compensation for the CDI investments with pre-tax increases and decreases of 25% and 50% is presented below:

		Variation scenario
Exposure interest rate	Probable	25%	50%	(25)%	(50)%
Cash and cash equivalents	217,985	266,883	321,519	158,031	103,535
Marketable securities	82,335	99,172	119,783	58,004	37,420
Consideration asset	63,709	79,636	95,564	47,782	31,854
Restricted cash	811	1,014	1,216	608	405
Leases	(305,868)	(307,463)	(309,059)	(304,273)	(302,678)
Railroad concession payable	(25,755)	(32,222)	(38,690)	(19,403)	(12,935)
Derivative financial instruments	3,206,385	(114,764)	(504,796)	768,421	1,270,000
Loans, borrowings and debentures	(1,655,586)	(933,805)	(1,053,793)	(693,831)	(573,845)
Other financial liabilities	(10,548)	(11,884)	(13,220)	(9,213)	(7,877)
Impacts on profit or loss	1,573,468	(953,433)	(1,381,476)	6,126	545,879

The probable scenario considers the estimated interest rate, made by a specialized third party and Central Bank of Brazil (Banco Central do Brasil), or “BACEN,” as follows:

	Probable	25%	50%	(25)%	(50)%
SELIC	2.23%	2.79%	3.35%	1.68%	1.12%
CDI	2.23%	2.79%	3.35%	1.68%	1.12%
TJLP462 (TJLP + 1% p.a.)	5.70%	6.88%	8.05%	4.53%	3.35%
TJLP	4.70%	5.88%	7.05%	3.53%	2.35%
IPCA	3.37%	4.21%	5.05%	2.53%	1.68%
IGPM	4.34%	5.43%	6.52%	3.26%	2.17%
Libor	0.48%	0.60%	0.72%	0.36%	0.24%
Fed Funds	0.15%	0.19%	0.23%	0.11%	0.08%

  Price risk

In January 2020, the Company entered the electricity trading market, with the objective of obtaining gains from variations in electricity trading price, considering the risk limits and counterparties predetermined by Management, thus exposing the Company to this commodity price risk.

  Financial position and unrealized gains on electricity trading operations, net

Electricity trading operations are carried out in an active market and recognized at fair value through profit or loss, based on the difference between the contracted price and the market price of open contracts at the reporting date.

This fair value is estimated mainly based on the price quotations used in the active over-the-counter market, insofar as such observable market data exist, and, to a lesser extent, by the use of valuation techniques that consider prices established in operations of purchase and sale and market prices estimated by specialized entities, when such information is available.

Statement of financial position balances referring to outstanding energy trading operations are as follows:

	December 31, 2020
	Assets	Liabilities	Net loss
Electricity trading	96,595	(286,017)	(189,422)

The main risk factor that impacts the pricing of energy trading operations is the exposure to market energy prices. The scenarios for sensitivity analysis considering this factor are prepared using market data and specialized sources, considering future prices, applied to the market curves as of December 31, 2020, as follows:

		Variation scenario
	Probable	25%	50%	(25)%	(50)%
Unrealized loss from electricity trading	(189,423)	(163,920)	(328,798)	165,836	330,714

b)     Credit risk

 The Company’s regular operations expose it to potential defaults when customers, suppliers and counterparties are unable to comply with their financial or other commitments. The Company seeks to mitigate this risk by entering into transactions with a diverse pool of counterparties. However, the Company continues to remain subject to unexpected third-party financial failures that could disrupt its operations.

The exposure to credit risk was as follows:

	December 31, 2020	December 31, 2019

Cash and cash equivalents	13,642,918	8,472,274
Marketable securities	3,669,109	3,115,503
Trade receivables(i)	2,033,441	1,814,394
Derivative financial instruments	8,140,700	3,824,410
Receivables from related parties	929,690	173,341
Dividend receivable	80,755	23,252
Restricted cash	34,562	147,910
	28,531,175	17,571,084

(i)	On December 31, 2020, the Company had no concentration of credit in consumers greater than 10% of sales, diluting the risk of default.

The Company is also exposed to risks in connection with its cash management activities and temporary investments.

Liquid assets are invested primarily in government security and other investments in Banks with a minimum grade of “A.” Credit risk from balances with banks and financial institutions is managed by the Company’s treasury department in accordance with the Company’s policy.

Investments of surplus funds are made only with approved counterparties and within credit limits assigned to each counterparty. Counterparty credit limits are reviewed on an annual basis and may be updated throughout the year. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through potential counterparty’s failure to make payments. The credit risk on cash and cash equivalents, marketable securities and derivative financial instruments are determined by rating instruments widely accepted by the market and are arranged as follows:

	December 31, 2020	December 31, 2019

AAA	20,878,272	11,538,846
AA	3,991,846	4,021,251
A+	617,171	—
	25,487,289	15,560,097

c)      Liquidity risk

  The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

  The main financial assets and liabilities of the Company by due dates (based on undiscounted cash flows contracted) are as follows:

	December 31, 2020					December 31, 2019
	Up to 1 year	1 - 2 years	3 - 5 years	More than 5 years	Total	Total
Loans, borrowings and debentures	(4,077,288)	(4,458,809)	(16,932,517)	(20,543,562)	(46,012,176)	(43,054,826)
Trade payables	(2,629,734)	—	—	—	(2,629,734)	(2,190,264)
Other financial liabilities	(562,763)	—	—	—	(562,763)	(543,879)
Tax installments - REFIS	(7,548)	(4,574)	(5,912)	(185,188)	(203,222)	(207,416)
Leases	(574,156)	(390,726)	(1,075,955)	(12,307,459)	(14,348,296)	(11,666,959)
Railroad concession payable	(51,167)	(365,087)	(369,881)	(433,053)	(1,219,188)	—
Derivative financial instruments	413,170	236,776	2,933,974	404,604	3,988,524	4,396,997
Payables to related parties	(315,433)	—	—	—	(315,433)	(392,458)
Dividends payable	(24,238)	—	—	—	(24,238)	(214,104)
Preferred shareholders payable in subsidiaries	—	(387,044)	—	—	(387,044)	(611,537)
	(7,829,157)	(5,369,464)	(15,450,291)	(33,064,658)	(61,713,570)	(54,484,446)